Revenue - Schedule of disaggregation of revenue (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 573,247	$ 244,218
Sales of laboratory testing kits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	143,575	244,218
Income from provision of diagnostics service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 429,672	$ 0